Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Revenue From Contracts With Customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
The following tables contain the Partnership’s revenue for the years ended December 31, 2021, 2020 and 2019, by contract type and by segment:

Year Ended December 31, 2021	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	145,461	—	—	—	—	—	145,461
CoAs	—	85,190	—	—	—	—	85,190
Time charters	—	96,196	32,323	—	—	(487)	128,032
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	—	—	—	79,913	(8,821)	71,092
Management fees and other	150,274	14,417	1,843	895	221	761	168,411
	295,735	195,803	34,166	895	80,134	(8,547)	598,186
Other revenues
FPSO contracts	194,143	—	—	—	—	—	194,143
CoAs	—	121,872	—	—	—	—	121,872
Time charters	—	160,767	39,966	—	—	—	200,733
Bareboat charters	—	9,604	1,273	—	—	—	10,877
Voyage charters	—	25,449	—	—	—	—	25,449
	194,143	317,692	41,239	—	—	—	553,074
Total revenues	489,878	513,495	75,405	895	80,134	(8,547)	1,151,260
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2021

Year Ended December 31, 2020	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Corporate/Eliminations(1)	Total
Revenues from contracts with customers
FPSO contracts	156,804	—	—	—	—	—	156,804
CoAs	—	83,676	—	—	—	—	83,676
Time charters	—	92,066	25,566	—	—	—	117,632
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	1,637	—	—	45,851	(5,564)	41,924
Management fees and other	134,019	7,118	4,153	1,828	140	—	147,258
	290,823	184,497	29,719	1,828	45,991	(5,564)	547,294
Other revenues
FPSO contracts	192,474	—	—	—	—	—	192,474
CoAs	—	145,804	—	—	—	—	145,804
Time charters	—	152,866	71,052	—	—	—	223,918
Bareboat charters	—	21,679	13,096	—	—	—	34,775
Voyage charters	—	37,845	—	—	—	—	37,845
	192,474	358,194	84,148	—	—	—	634,816
Total revenues	483,297	542,691	113,867	1,828	45,991	(5,564)	1,182,110
(1) Includes revenues earned between segments of the Partnership, during the year ended December 31, 2020.

Year Ended December 31, 2019	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues from contracts with customers
FPSO contracts	192,573	—	—	—	—	—	192,573
CoAs	—	83,522	—	—	—	—	83,522
Time charters	—	110,951	47,106	—	—	—	158,057
Bareboat charters	—	—	—	—	—	—	—
Voyage charters	—	5,542	—	—	74,726	7,972	88,240
Management fees and other	71,295	9,289	3,177	2,940	—	—	86,701
	263,868	209,304	50,283	2,940	74,726	7,972	609,093
Other revenues
FPSO contracts	213,728	—	—	—	—	—	213,728
CoAs	—	104,756	—	—	—	—	104,756
Time charters	—	182,143	74,656	—	—	—	256,799
Bareboat charters	—	34,611	15,178	—	—	—	49,789
Voyage charters	—	18,773	—	—	—	—	18,773
	213,728	340,283	89,834	—	—	—	643,845
Total revenues	477,596	549,587	140,117	2,940	74,726	7,972	1,252,938

Disclosure of maturity analysis of finance lease payments receivable	As at December 31, 2021, future scheduled payments under the finance leases to be received by the Partnership were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Finance leases	63.4	12.8	12.1	11.5	11.5	11.5	4.0

Disclosure of maturity analysis of operating lease payments	As at December 31, 2021, the undiscounted contractual maturities of the Partnership's lease liabilities were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Lease liabilities	27.0	15.1	3.3	3.2	2.7	1.7	1.0
As at December 31, 2021, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	1,827.8	544.5	252.2	174.0	149.9	146.6	560.6